Commitments And Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Abstract)
Commitments and Contingencies
13.           Commitments and Contingencies:

Future minimum contractual charter revenue

Future minimum contractual charter revenue, based on vessels committed to non-cancelable, time charter contracts net of address commission as of June 30, 2012 will be:

Years ending June 30,	Amount*
2013	$49,796
2014	28,486
2015	18,136
2016	12,620
2017	8,737
2018 and thereafter	36,184
Total	$153,959

*           These amounts do not include any assumed off—hire except for the scheduled interim and special surveys of the vessels.